COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.20

Client Name:	Hudson Advisors
Client Project Name:	COLT 2025-1
Start - End Dates:	10/21/2024
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2
Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350111221	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	Property	Active	B	B	B	B	XXXX	Property Issues Indicated	No	Subject property is zoned agricultural. Also, XXXX of XXXX sales were located XXXX miles and XXXX miles from subject property (XXXX) 2 Loan Exception requests in file. (Client allows this on a case by case basis but exception was placed for approval and visibility)	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  737 qualifying credit score per CBR.

CFCFS2854: Significant time in profession
- XXXX Comments:  B1 has 30 years in the XXXX industry.

CFCFS1742: Consumer credit history exceeds guidelines
- XXXX Comments:  118 months of 0x30 consumer trades per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  120.79 months of reserves in file.

CFCFS1737: LTV below guideline requirements
- XXXX Comments:  60% LTV per review; 80% LTV is maximum allowed per guidelines.

XXXX	4350111222	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	FEMA	Active	B	B	B	B	XXXX	Natural Disaster Area, no subsequent inspection (Public)	No	No inspection since FEMA disaster #XXXX, Hurricane XXXX XXXX; XXXX grades FEMA: Natural DisasterArea, no subsequent inspection (Public) as a non-material B due to the factthat FEMA Public Assistance disasters encompass work eligible for reimbursementthrough a public assistance grant. Thesecan include: debris removal, emergency protective measures, maintenance ofroads and bridges, water control facilities, Utilities, parks, and recreationalfacilities. Public Assistance does not indicate that damage has occurred topersonal property and does not have a substantive impact on the property.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1735: Co-Borrower has significant time at current job
- XXXX Comments:  5.3 years employed with XXXX.

CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  685 qualifying credit score per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  112.65 months of reserves in file.

CFCFS1737: LTV below guideline requirements
- XXXX Comments:  65% LTV per review; 80% LTV is maximum allowed per guidelines.

XXXX	4350111222	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	Property	Active	B	B	B	B	XXXX	Property Issues Indicated	No	HOA Lawsuit filed XXXX for $XXXX for water remediation done in XXXX. Litigation pending. Also, Loan Exception Request in file for HOA needing an inspection of cracks in community leaking pool and tension cables on certain balconies. (Client allows this on a case by case basis but exception placed for approval and visibility. )	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1735: Co-Borrower has significant time at current job
- XXXX Comments:  5.3 years employed with XXXX.

CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  685 qualifying credit score per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  112.65 months of reserves in file.

CFCFS1737: LTV below guideline requirements
- XXXX Comments:  65% LTV per review; 80% LTV is maximum allowed per guidelines.